Acquisition	12 Months Ended
Jun. 30, 2024
Acquisition
Acquisition

Note 3. Acquisitions

Cygnet Online, LLC

The Company acquired 55% of Cygnet Online, LLC, on April 1, 2022.  The purchase price was $5,515,756, as amended.

The following table summarizes the consideration transferred to acquire Cygnet and the amount of identified assets acquired, and liabilities assumed at the acquisition date.

Fair value of consideration transferred:

Cash	$1,500,000
Convertible note payable, convertible at $6.00 per common share	1,050,000
Common stock, 555,489 shares valued at $5.34 per common share, the closing price on April 1, 2022.	2,965,756
$5,515,756

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	$471,237
Accounts receivable	860,882
Inventory	2,337,208
Prepaid expenses	6,900
Property and equipment	7,602
Right to use asset	410,365
Other asset	6,545
Online sales channels	1,800,000
Vendor relationships	6,000,000
Accrued liabilities	(701,606)
Notes payable	(7,298,353)
Operating lease	(422,479)
Total identifiable net assets	$3,478,301
Goodwill	$2,037,455

55% of the business was acquired through a stock purchase agreement on March 31, 2022.  The purchase agreement provided for an increase in the purchase price of up to $700,000 based on the attainment of certain sales threshold in the first year.  Our management believed that the attainment of those sales threshold at the time of acquisition was unlikely and valued the contingency at $0.  The sales thresholds were not met, and no consideration was recorded for the contingency.  The equity interest purchase agreement has standard provisions to adjust the purchase price based on the final working capital transferred to the Company.  The purchase price was decreased by $950,000 and was repaid to the Company with the reduction in the loan to the seller.    The 55% purchase price allocation is final and is no longer subject to change.

On September 1, 2023, the Company completed the acquisition of the remaining 45% interest for structured cash payments equaling $800,000, the forgiveness of advances of $89,416 and 4,505 shares of the Company’s common stock valued at $162,727.  As of June 30, 2024, the Company has not released the 4,505 shares or paid the remaining $300,000 owed related to this additional acquisition.  The seller had access to one of the Company’s bank accounts and withdrew $39,348 and refused to return the funds.  The Company recorded this as a reduction of the $300,000, although there is no right of offset in the purchase agreement.

The acquisition of Cygnet provided the Company with the opportunity to expand its operations as an Amazon and eCommerce seller. The resulting combination increased Cygnet’s product offerings through the Company’s distributors and partnerships as it continues to focus on over-the-counter supplements and beauty products. Cygnet will be the anchor company for Upexi’s Amazon strategy. These are the factors of goodwill recognized in the acquisition.

An impairment of $3,300,000, related to the Cygnet vendor list, was recorded as the Company no longer purchases products from the majority of the original vendors Cygnet was using at the time purchased Cygnet.  In addition, it was determined by management that the goodwill related to Cygnet was completely impaired at June 30, 2024 based on the strategic decision to exit the recommerce business.  An impairment of goodwill in the amount of $3,594,745 was recorded at June 30, 2024 eliminating all of the goodwill related to Cygnet.

LuckyTail

On August 13, 2022, the Company acquired the pet product brand and the rights to the products of LuckyTail from GA Solutions, LLC.

The following table summarizes the consideration transferred to acquire LuckyTail and the amount of identified assets acquired, and liabilities assumed at the acquisition date.

Fair value of consideration transferred:

Cash	$2,000,000
Cash payment, 90 days after close	484,729
Cash payment, 180 days after close	469,924
Contingent consideration	112,685
Cash payment, working capital adjustment	460,901
$3,528,239

Recognized amounts of identifiable assets acquired, and liabilities assumed:

Inventory	$460,901
Trade name	383,792
Customer list	1,834,692
Total identifiable net assets	$2,679,385
Goodwill	$848,854

The business was acquired through an asset purchase agreement, that acquired all elements of a business, including all of the tangible and intangible assets of the LuckyTail business.  The purchase agreement provided for an increase in the purchase price based on the attainment of certain sales thresholds in the first six months.  The Company estimated the value of this at approximately $150,000 at the time of purchase.  The sales calculated to a $112,685 payout and the purchase price was adjusted. The asset purchase agreement has standard provisions to adjust the purchase price based on the final working capital transferred to the Company.   The purchase price was increased by $460,901 for the excess working capital that was transferred in the business and the final purchase price allocation was completed by an independent consulting firm and is no longer subject to change.

The acquisition of LuckyTail provided the Company with a foothold in the pet care industry and a strong presence on Amazon and its eCommerce store, offering nutritional and grooming products domestically and internationally. The acquisition provided both top line growth and improved EBITDA for the Company. These are the factors of goodwill recognized in the acquisition.  The purchase price allocation was performed by a third party and is no longer subject to change.

The Company’s consolidated financial statements for the year ended June 30, 2023, include the actual results of LuckyTail from August 13, 2022 through June 30, 2023.  The Company recorded interest on the consideration of $63,282 during the year ended June 30, 2023 and no interest was recorded for the year ended June 30, 2024.

Management determined a $974,680 impairment was necessary based on the rapid decline of the direct-to-consumer during the year ended June 30, 2024.

Revenue from acquisitions included in the consolidated financial statements.

Net revenue included in the consolidated financial statements:

	June 30,
	2024	2023
Cygnet	12,154,831	23,996,086
LuckyTail	3,098,552	4,489,384
	$15,253,383	$28,485,470

Consolidated pro-forma unaudited consolidated financial statements.

The following unaudited pro forma combined financial information is based on the historical consolidated financial statements of the Company and LuckyTail after giving effect to the Company’s acquisitions as if the acquisitions occurred on July 1, 2022.

The following unaudited pro forma information does not purport to present what the Company’s actual results would have been had the acquisitions occurred on July 1, 2022, nor is the financial information indicative of the results of future operations. The following table represents the unaudited consolidated pro forma results of operations for the year ended June 30, 2023, as if the acquisitions occurred on July 1, 2022.  The results of operations for LuckyTail are included in the year ended June 30, 2024 and the results of operations for LuckyTail are included from August 13, 2022 to June 30, 2023.

Operating expenses have been increased for the amortization expense associated with the fair value adjustment of definite lived intangible assets of LuckyTail at $44,620 per month.

Pro Forma, Unaudited			Proforma
Year ended June 30, 2023	Upexi, Inc.	LuckyTail	Adjustments	Proforma

Net sales	$36,441,695	$892,270	$-	$37,333,965
Cost of sales	$15,421,715	$137,088	$-	$15,558,803
Operating expenses	$29,554,402	$383,476	$66,930	$30,004,808
Net income (loss) from continuing operations	$(13,907,590)	$371,706	$(66,930)	$(13,602,814)
Basic income (loss) per common share	$(15.56)	$-	-	$(15.22)
Weighted average shares outstanding	893,943	-	-	893,943

The Company estimated the annual LuckyTail amortization expense at $535,428 annually and $44,620 monthly, based on the purchase price allocation.  For the year ended June 30, 2023, the proforma adjustment included $66,930 of amortization expense for one and a half months.

Acquisition-related costs are included in the general and administrative expenses on the Company’s condensed consolidated statements of operations. These costs are primarily external legal, accounting and consulting services directly related to completed acquisitions, due diligence, and review of possible target acquisitions.